Risk Management (Details) - Schedule of Residual Maturity Over Measured that have not Expired - Stage 2	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Collective Marks | Mortgage
Schedule of Residual Maturity Over Measured that have not Expired [Line Items]
Other commercial, Mortgages	28.19%	17.61%
Collective Marks | Other loans
Schedule of Residual Maturity Over Measured that have not Expired [Line Items]
Other commercial, Other loans	49.32%	30.53%
Collective Marks | Revolving (Credit cards)
Schedule of Residual Maturity Over Measured that have not Expired [Line Items]
Other commercial, Revolving (Credit cards)	16.91%	12.28%
Collective Marks | Other commercial SME
Schedule of Residual Maturity Over Measured that have not Expired [Line Items]
Other commercial, SME	49.32%	30.53%
Expected credit losses individually assessed | Corporate SME
Schedule of Residual Maturity Over Measured that have not Expired [Line Items]
Corporate loans, SME	18.50%	14.20%
Expected credit losses individually assessed | Middle market
Schedule of Residual Maturity Over Measured that have not Expired [Line Items]
Corporate loans, Middle market	16.36%	15.41%